                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                  811-5447
                                   ---------------------------------------------

                AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   4500 MAIN STREET, KANSAS CITY, MISSOURI                     64111
--------------------------------------------------------------------------------
  (Address of principal executive offices)                   (Zip code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:          816-531-5575
                                                    ----------------------------

Date of fiscal year end:         DECEMBER 31
                            ----------------------------------------------------

Date of reporting period:        MARCH 31, 2006
                            ----------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
DISCIPLINED GROWTH FUND
MARCH 31, 2006

[american century investments logo and text logo]

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.9%
AEROSPACE & DEFENSE - 6.6%
             8,792  Boeing Co.                                    $          685
             3,164  Lockheed Martin Corp.                                    238
                                                                 ---------------
                                                                             923
                                                                 ---------------
AUTO COMPONENTS(1)
               329  Goodyear Tire & Rubber Co.
                    (The)(2)                                                   5
                                                                 ---------------
BIOTECHNOLOGY - 3.3%
             4,308  Alkermes Inc.(2)                                          95
             2,978  Amgen Inc.(2)                                            216
             1,372  Biogen Idec Inc.(2)                                       65
               711  Genzyme Corp.(2)                                          48
               566  Gilead Sciences, Inc.(2)                                  35
                                                                 ---------------
                                                                             459
                                                                 ---------------
BUILDING PRODUCTS(1)
                61  Lennox International Inc.                                  2
                                                                 ---------------
CAPITAL MARKETS - 0.2%
               866  Federated Investors Inc. Cl B                             34
                                                                 ---------------
CHEMICALS - 4.3%
               372  Celanese Corp., Series A                                   8
             1,630  H.B. Fuller Company                                       84
             1,885  Monsanto Co.                                             160
             6,049  Praxair, Inc.                                            333
               789  Tronox Inc. Cl B(2)                                       13
                                                                 ---------------
                                                                             598
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 3.5%
               338  Administaff, Inc.                                         18
             3,373  Corporate Executive
                    Board Co. (The)                                          341
             2,236  Herman Miller Inc.                                        72
             1,307  Monster Worldwide Inc.(2)                                 65
                                                                 ---------------
                                                                             496
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 2.5%
             9,629  Cisco Systems Inc.(2)                                    209
             4,105  Corning Inc.(2)                                          110
               683  QUALCOMM Inc.                                             35
                                                                 ---------------
                                                                             354
                                                                 ---------------

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 4.6%
             3,447  Apple Computer, Inc.(2)                                  217
             5,718  Brocade Communications
                    System(2)                                                 38
             5,153  Dell Inc.(2)                                             153
             7,581  EMC Corp.(2)                                             103
             2,086  Hewlett-Packard Co.                                       69
             1,696  Network Appliance, Inc.(2)                                61
                                                                 ---------------
                                                                             641
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.2%
               345  Fluor Corp.                                               30
                                                                 ---------------
CONSUMER FINANCE - 2.4%
             5,673  American Express Co.                                     298
               384  Capital One Financial Corp.                               31
                                                                 ---------------
                                                                             329
                                                                 ---------------
DISTRIBUTORS - 0.2%
               912  Building Materials Holding Corp.                          33
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 1.0%
               134  Apollo Group Inc. Cl A(2)                                  7
             2,970  Education Management Corp.(2)                            124
               494  Sotheby's Holdings Cl A(2)                                14
                                                                 ---------------
                                                                             145
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.1%
               125  CBOT Holdings, Inc. Cl A(2)                               15
             2,009  Moody's Corp.                                            143
                                                                 ---------------
                                                                             158
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.6%
             1,649  Smith (A.O.) Corp.                                        87
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 2.4%
             2,419  AVX Corporation                                           43
               537  Itron Inc.(2)                                             32
             3,244  Jabil Circuit, Inc.(2)                                   139
               212  Molex Inc.                                                 7
             3,059  Plexus Corp.(2)                                          115
                                                                 ---------------
                                                                             336
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.2%
             5,271  Pride International Inc.(2)                              164
                                                                 ---------------

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING - 0.6%
             1,507  Kroger Co. (The)(2)                                       31
               990  Longs Drug Stores Corp.                                   46
                                                                 ---------------
                                                                              77
                                                                 ---------------
FOOD PRODUCTS - 4.3%
            11,795  General Mills, Inc.                                      598
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.8%
             3,791  Immucor, Inc.(2)                                         109
             2,337  Kinetic Concepts Inc.(2)                                  96
             1,423  Kyphon Inc.(2)                                            53
                                                                 ---------------
                                                                             258
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 10.1%
             7,538  AmerisourceBergen Corp.                                  364
               639  Caremark Rx Inc.(2)                                       31
             2,764  Express Scripts, Inc.(2)                                 243
             3,677  Healthways, Inc.(2)                                      187
             7,913  McKesson Corp.                                           412
             3,020  UnitedHealth Group Incorporated                          169
                45  WellPoint Inc.(2)                                          3
                                                                 ---------------
                                                                           1,409
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.0%
               699  Darden Restaurants, Inc.                                  29
             3,127  Starbucks Corporation(2)                                 117
                                                                 ---------------
                                                                             146
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 1.9%
               147  AES Corporation (The)(2)                                   3
             5,775  TXU Corp.                                                258
                                                                 ---------------
                                                                             261
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.4%
             1,619  General Electric Co.                                      56
                                                                 ---------------
INSURANCE - 1.5%
             1,474  Berkley (W.R.) Corp.                                      86
             3,158  First American
                    Financial Corp. (The)                                    123
                                                                 ---------------
                                                                             209
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 2.5%
             5,026  eBay Inc.(2)                                             196
               299  Google Inc. Cl A(2)                                      117
             1,408  Websense Inc.(2)                                          39
                                                                 ---------------
                                                                             352
                                                                 ---------------

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
IT SERVICES - 8.0%
             4,524  Accenture Ltd. Cl A                                      136
             4,302  Acxiom Corp.                                             111
             9,663  Global Payments Inc.                                     511
             3,913  International Business
                    Machines Corp.                                           323
             1,345  VeriFone Holdings Inc.(2)                                 41
                                                                 ---------------
                                                                           1,122
                                                                 ---------------
MACHINERY - 1.8%
             2,042  Cummins Inc.                                             214
             1,289  JLG Industries Inc.                                       40
                                                                 ---------------
                                                                             254
                                                                 ---------------
MEDIA - 0.6%
               630  DIRECTV Group, Inc. (The)(2)                              10
             2,807  DreamWorks Animation
                    SKG Inc.(2)                                               75
                                                                 ---------------
                                                                              85
                                                                 ---------------
METALS & MINING - 2.5%
             1,493  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B                                           89
             2,452  Nucor Corp.                                              257
                                                                 ---------------
                                                                             346
                                                                 ---------------
MULTILINE RETAIL - 4.1%
             7,557  Dollar Tree Stores Inc.(2)                               209
             1,040  J.C. Penney Co. Inc.                                      63
             1,500  Nordstrom, Inc.                                           59
             4,535  Target Corporation                                       236
                                                                 ---------------
                                                                             567
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 3.9%
               961  Exxon Mobil Corp.                                         58
               292  Frontier Oil Corp.                                        17
             3,509  Kerr-McGee Corp.                                         336
             1,194  Sunoco, Inc.                                              93
               603  Valero Energy Corp.                                       36
                                                                 ---------------
                                                                             540
                                                                 ---------------
PHARMACEUTICALS - 1.1%
             3,131  Alpharma Inc. Cl A                                        84
               262  Johnson & Johnson                                         16
             1,106  King Pharmaceuticals, Inc.(2)                             19
             1,430  Schering-Plough Corp.                                     27
                20  Sepracor Inc.(2)                                           1
                                                                 ---------------
                                                                             147
                                                                 ---------------

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 7.0%
             2,118  Broadcom Corp. Cl A(2)                                    91
                81  Cymer, Inc.(2)                                             4
             5,722  Freescale Semiconductor Inc.
                    Cl B(2)                                                  159
             1,608  Lam Research Corp.(2)                                     69
               263  Micron Technology, Inc.(2)                                 4
             9,798  National Semiconductor Corp.                             273
               636  NVIDIA Corp.(2)                                           36
             8,949  ON Semiconductor Corp.(2)                                 65
             8,700  Texas Instruments Inc.                                   282
                                                                 ---------------
                                                                             983
                                                                 ---------------
SOFTWARE - 3.9%
               261  Adobe Systems Inc.(2)                                      9
             1,728  Autodesk, Inc.(2)                                         67
             1,603  BMC Software Inc.(2)                                      35
             4,600  Cadence Design Systems Inc.(2)                            85
             1,090  McAfee Inc.(2)                                            27
             6,383  Microsoft Corporation                                    173
               745  Oracle Corp.(2)                                           10
             2,183  Red Hat Inc.(2)                                           61
             2,034  Salesforce.com Inc.(2)                                    74
                41  Symantec Corp.(2)                                          1
                                                                 ---------------
                                                                             542
                                                                 ---------------
SPECIALTY RETAIL - 6.9%
               818  American Eagle Outfitters, Inc.                           24
                30  Barnes & Noble Inc.                                        1
               240  Children's Place Retail Stores, Inc.
                    (The)(2)                                                  14
             4,087  Dress Barn Inc.(2)                                       196
             3,166  Group 1 Automotive, Inc.                                 151
               776  Guess?, Inc.(2)                                           30
             4,644  Lowe's Companies, Inc.                                   300
               622  Pantry Inc. (The)(2)                                      39
             6,719  Payless ShoeSource, Inc.(2)                              154
             1,343  Select Comfort Corp.(2)                                   53
                                                                 ---------------
                                                                             962
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.4%
             1,438  Coach Inc.(2)                                             50
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 1.4%
             2,802  WESCO International Inc.(2)                              191
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.1%
               518  SBA Communications Corp.
                    Cl A(2)                                                   12
               164  Sprint Nextel Corp.                                        4
                                                                 ---------------
                                                                              16
                                                                 ---------------
TOTAL COMMON STOCKS                                                       13,965
(Cost $12,975)                                                   ---------------

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT           ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 0.7%
              $100  FNMA Discount Notes,
                    4.61%, 4/3/06(3)                                         100
                                                                 ---------------
(Cost $100)

TOTAL INVESTMENT SECURITIES - 100.6%                                      14,065
                                                                 ---------------
(Cost $13,075)

OTHER ASSETS AND LIABILITIES - (0.6)%                                       (77)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $       13,988
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
FNMA = Federal National Mortgage Association
(1) Industry is less than 0.05% of total net assets.
(2) Non-income producing.
(3) The rate indicated is the yield to maturity at purchase.

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
                           ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                        $ 13,106
                                                                 ===============
Gross tax appreciation of investments                                  $  1,146
Gross tax depreciation of investments                                      (187)
                                                                 ---------------
Net tax appreciation of investments                                    $    959
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
EQUITY GROWTH FUND
MARCH 31, 2006

[american century investments logo and text logo]

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 100.1%
AEROSPACE & DEFENSE - 2.7%
           728,378  Boeing Co.                                     $      56,762
           231,366  Lockheed Martin Corp.                                 17,383
                                                                 ---------------
                                                                          74,145
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.6%
            18,646  FedEx Corporation                                      2,106
           162,732  United Parcel Service, Inc. Cl B                      12,918
                                                                 ---------------
                                                                          15,024
                                                                 ---------------
AIRLINES - 0.1%
           147,672  Southwest Airlines Co.                                 2,657
                                                                 ---------------
AUTO COMPONENTS - 1.0%
         1,432,123  Goodyear Tire & Rubber Co.
                    (The)(1)(2)                                           20,737
           255,394  TRW Automotive Holdings Corp.(2)                       5,951
                                                                 ---------------
                                                                          26,688
                                                                 ---------------
AUTOMOBILES - 0.5%
         1,697,304  Ford Motor Company(1)                                 13,511
                                                                 ---------------
BEVERAGES - 4.2%
           162,416  Brown-Forman Corp. Cl B                               12,501
         1,221,317  Coca-Cola Company (The)                               51,136
           123,136  Coca-Cola Enterprises Inc.                             2,505
             9,101  Molson Coors Brewing Co.                                 625
           734,116  Pepsi Bottling Group Inc.                             22,310
           610,561  PepsiAmericas, Inc.(1)                                14,928
           164,601  PepsiCo, Inc.                                          9,512
                                                                 ---------------
                                                                         113,517
                                                                 ---------------
BIOTECHNOLOGY - 1.9%
           241,202  Alkermes Inc.(1)(2)                                    5,319
           575,323  Amgen Inc.(2)                                         41,854
           147,589  Applera Corporation-Applied
                    Biosystems Group                                       4,006
             3,137  Gilead Sciences, Inc.(2)                                 195
                                                                 ---------------
                                                                          51,374
                                                                 ---------------
BUILDING PRODUCTS - 0.7%
           199,287  USG Corp.(1)(2)                                       18,924
                                                                 ---------------
CAPITAL MARKETS - 5.6%
           870,338  Federated Investors Inc. Cl B                         33,987
           302,992  Goldman Sachs Group, Inc. (The)                       47,558
           373,520  Mellon Financial Corp.                                13,297
           232,313  Morgan Stanley                                        14,594

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
           299,697  Northern Trust Corp.                                  15,734
           628,926  Raymond James Financial, Inc.                         18,591
           145,743  State Street Corp.                                     8,807
                                                                 ---------------
                                                                         152,568
                                                                 ---------------
CHEMICALS - 1.7%
           449,020  Celanese Corp., Series A                               9,416
         1,453,958  Lyondell Chemical Co.                                 28,933
            82,000  Monsanto Co.                                           6,950
            89,580  Tronox Inc. Cl B(2)                                    1,522
                                                                 ---------------
                                                                          46,821
                                                                 ---------------
COMMERCIAL BANKS - 4.6%
         1,153,617  Bank of America Corp.                                 52,535
            53,885  PNC Financial Services Group                           3,627
           396,822  Wachovia Corp.                                        22,242
           715,654  Wells Fargo & Co.                                     45,709
                                                                 ---------------
                                                                         124,113
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.6%
             3,770  Dun & Bradstreet Corp.(2)                                289
           296,917  John H. Harland Company(1)                            11,669
            49,751  Republic Services, Inc. Cl A                           2,115
            28,781  West Corp.(1)(2)                                       1,285
                                                                 ---------------
                                                                          15,358
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.9%
           897,154  Cisco Systems Inc.(2)                                 19,442
           192,903  Motorola, Inc.                                         4,419
                                                                 ---------------
                                                                          23,861
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.6%
           291,405  Apple Computer, Inc.(2)                               18,277
            67,159  Dell Inc.(2)                                           1,999
         1,563,936  Hewlett-Packard Co.                                   51,453
                                                                 ---------------
                                                                          71,729
                                                                 ---------------
CONSUMER FINANCE - 3.9%
           641,012  American Express Co.                                  33,685
           771,806  AmeriCredit Corp.(2)                                  23,718
           559,490  Capital One Financial Corp.                           45,050
            89,277  CompuCredit Corp.(1)(2)                                3,286
                                                                 ---------------
                                                                         105,739
                                                                 ---------------
CONTAINERS & PACKAGING - 0.1%
            46,938  Silgan Holdings Inc.(1)                                1,885
                                                                 ---------------

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
DISTRIBUTORS - 0.2%
           138,820  Building Materials
                    Holding Corp.(1)                                       4,948
                                                                 ---------------
DIVERSIFIED - 0.3%
            57,600  Standard and Poor's 500
                    Depositary Receipt                                     7,478
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES(3)
            14,987  Education Management Corp.(2)                            623
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.5%
           184,436  Moody's Corp.                                         13,180
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.5%
           423,907  AT&T Inc.                                             11,462
           294,528  BellSouth Corp.                                       10,205
            21,268  CenturyTel Inc.                                          832
           499,452  Verizon Communications                                17,012
                                                                 ---------------
                                                                          39,511
                                                                 ---------------
ELECTRIC UTILITIES - 0.6%
           387,875  Edison International                                  15,972
            64,794  Pepco Holdings, Inc.(1)                                1,477
                                                                 ---------------
                                                                          17,449
                                                                 ---------------
ELECTRICAL EQUIPMENT(3)
             5,100  Acuity Brands Inc.(1)                                    204
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.8%
           778,075  Arrow Electronics, Inc.(2)                            25,109
           127,475  AVX Corporation(1)                                     2,256
           346,838  Jabil Circuit, Inc.(2)                                14,865
           161,888  Plexus Corp.(1)(2)                                     6,082
                                                                 ---------------
                                                                          48,312
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.4%
           370,543  Pride International Inc.(2)                           11,554
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.4%
         1,067,607  Kroger Co. (The)(2)                                   21,737
           336,777  Longs Drug Stores Corp.(1)                            15,586
            57,803  Supervalu Inc.                                         1,781
                                                                 ---------------
                                                                          39,104
                                                                 ---------------
FOOD PRODUCTS - 1.7%
           182,912  Campbell Soup Company                                  5,926
           156,524  Chiquita Brands
                    International, Inc.(1)                                 2,625
           532,951  General Mills, Inc.                                   27,010

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
             6,175  Seaboard Corp.(1)                                      9,843
                                                                 ---------------
                                                                          45,404
                                                                 ---------------
GAS UTILITIES - 0.1%
           131,657  UGI Corp.                                              2,774
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.5%
           503,663  Becton Dickinson & Co.                                31,015
            70,556  Hospira Inc.(2)                                        2,784
           133,777  Kinetic Concepts Inc.(2)                               5,508
                                                                 ---------------
                                                                          39,307
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 7.0%
         1,034,208  AmerisourceBergen Corp.                               49,921
           545,786  Cardinal Health, Inc.                                 40,672
           231,334  Express Scripts, Inc.(2)                              20,334
            21,139  Humana Inc.(2)                                         1,113
           829,904  McKesson Corp.                                        43,263
           147,820  Sierra Health Services, Inc.(2)                        6,016
           483,149  UnitedHealth Group Incorporated                       26,989
                                                                 ---------------
                                                                         188,308
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.2%
           263,894  Choice Hotels International Inc.(1)                   12,081
           427,506  Darden Restaurants, Inc.                              17,541
           101,797  Domino's Pizza Inc.(1)                                 2,906
           112,326  Papa John's
                    International Inc.(1)(2)                               3,685
            77,873  Penn National Gaming, Inc.(2)                          3,285
           170,697  Royal Caribbean Cruises Ltd.(1)                        7,173
           272,785  Yum! Brands, Inc.                                     13,328
                                                                 ---------------
                                                                          59,999
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.7%
           829,172  Colgate-Palmolive Co.                                 47,346
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 2.8%
         1,899,707  AES Corporation (The)(2)                              32,409
           972,971  TXU Corp.                                             43,550
                                                                 ---------------
                                                                          75,959
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.2%
            87,522  Teleflex Inc.                                          6,269
                                                                 ---------------
INSURANCE - 4.7%
           216,878  Ace, Ltd.                                             11,280
            58,744  Arch Capital Group Ltd.(2)                             3,392
           772,946  Berkley (W.R.) Corp.                                  44,877
           177,933  Chubb Corp.                                           16,982

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
            53,063  Endurance Specialty Holdings Ltd.                      1,727
           862,082  First American Financial Corp.
                    (The)(1)                                              33,759
            69,902  LandAmerica Financial
                    Group Inc.(1)                                          4,743
            19,240  Protective Life Corporation                              957
           177,132  Zenith National Insurance Corp.                        8,525
                                                                 ---------------
                                                                         126,242
                                                                 ---------------
IT SERVICES - 4.7%
           967,145  Accenture Ltd. Cl A                                   29,082
           653,415  Acxiom Corp.(1)                                       16,884
            25,092  Computer Sciences Corp.(2)                             1,394
           477,105  Global Payments Inc.(1)                               25,291
           655,615  International Business
                    Machines Corp.                                        54,069
                                                                 ---------------
                                                                         126,720
                                                                 ---------------
MACHINERY - 1.9%
           386,638  Cummins Inc.(1)                                       40,636
            63,296  JLG Industries Inc.(1)                                 1,949
           295,081  Navistar International Corp.(1)(2)                     8,138
                                                                 ---------------
                                                                          50,723
                                                                 ---------------
MEDIA - 2.7%
           175,573  CBS Corp. Cl B                                         4,210
           868,428  Disney (Walt) Co.                                     24,221
           416,522  DreamWorks Animation
                    SKG Inc.(1)(2)                                        11,017
            99,186  John Wiley & Sons Inc. Cl A                            3,754
         1,434,561  Time Warner Inc.                                      24,086
           175,790  Viacom Inc. Cl B                                       6,821
                                                                 ---------------
                                                                          74,109
                                                                 ---------------
METALS & MINING - 3.0%
           635,327  Freeport-McMoRan
                    Copper & Gold, Inc. Cl B(1)                           37,973
           320,180  Nucor Corp.(1)                                        33,552
            59,974  Quanex Corporation(1)                                  3,996
            51,379  Reliance Steel & Aluminum
                    Company(1)                                             4,826
                                                                 ---------------
                                                                          80,347
                                                                 ---------------
MULTI-UTILITIES - 1.3%
           899,817  PG&E Corp.(1)                                         35,003
                                                                 ---------------
MULTILINE RETAIL - 1.7%
           348,937  Dollar Tree Stores Inc.(2)                             9,655
           624,242  J.C. Penney Co. Inc.                                  37,711
                                                                 ---------------
                                                                          47,366
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 10.3%
           381,485  Chevron Corp.                                         22,115
            80,897  ConocoPhillips                                         5,109
         1,991,159  Exxon Mobil Corp.                                    121,181

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
           444,259  Kerr-McGee Corp.                                      42,417
           267,742  Marathon Oil Corp.                                    20,394
           448,792  Sunoco, Inc.                                          34,813
            47,043  Tesoro Corporation                                     3,215
           549,661  Valero Energy Corp.                                   32,859
                                                                 ---------------
                                                                         282,103
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.3%
           318,631  Louisiana-Pacific Corp.                                8,667
                                                                 ---------------
PHARMACEUTICALS - 2.2%
           465,913  Alpharma Inc. Cl A(1)                                 12,496
           499,497  Johnson & Johnson                                     29,580
           955,159  King Pharmaceuticals, Inc.(2)                         16,476
                                                                 ---------------
                                                                          58,552
                                                                 ---------------
REAL ESTATE - 1.2%
           706,958  CBL & Associates
                    Properties, Inc.(1)                                   30,011
             8,179  Rayonier, Inc.(1)                                        373
            80,592  Taubman Centers Inc.(1)                                3,358
                                                                 ---------------
                                                                          33,742
                                                                 ---------------
ROAD & RAIL - 0.4%
             7,660  Burlington Northern
                    Santa Fe Corp.                                           638
           211,920  Laidlaw International, Inc.                            5,764
            37,061  Union Pacific Corp.                                    3,460
                                                                 ---------------
                                                                           9,862
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 1.9%
         1,262,141  National Semiconductor Corp.                          35,138
           187,335  ON Semiconductor Corp.(1)(2)                           1,360
           469,867  Texas Instruments Inc.                                15,257
                                                                 ---------------
                                                                          51,755
                                                                 ---------------
SOFTWARE - 1.0%
           139,297  Autodesk, Inc.(2)                                      5,366
            88,646  BMC Software Inc.(2)                                   1,920
           120,064  Cadence Design Systems Inc.(2)                         2,220
           128,313  Intuit Inc.(2)                                         6,825
           372,100  Microsoft Corporation                                 10,124
           110,132  Oracle Corp.(2)                                        1,508
                                                                 ---------------
                                                                          27,963
                                                                 ---------------
SPECIALTY RETAIL - 3.7%
           866,696  Barnes & Noble Inc.(1)                                40,086
            55,610  Dress Barn Inc.(1)(2)                                  2,666
           116,558  Group 1 Automotive, Inc.(1)                            5,541
           503,856  Home Depot, Inc. (The)                                21,313

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
           274,416  Lowe's Companies, Inc.                                17,683
            48,486  Pantry Inc. (The)(1)(2)                                3,025
           404,990  Payless ShoeSource, Inc.(1)(2)                         9,270
                                                                 ---------------
                                                                          99,584
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.2%
           260,536  Corus Bankshares Inc.(1)                              15,486
           193,940  Downey Financial Corp.(1)                             13,052
           248,771  Golden West Financial Corp.                           16,892
           343,802  Washington Mutual, Inc.                               14,653
                                                                 ---------------
                                                                          60,083
                                                                 ---------------
TOBACCO - 0.2%
            86,896  Loews Corp. - Carolina Group                           4,108
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.2%
           253,537  UAP Holding Corp.(1)                                   5,451
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.9%
           893,522  Sprint Nextel Corp.                                   23,089
                                                                 ---------------
TOTAL COMMON STOCKS                                                    2,711,112
(Cost $2,366,391)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.1%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 3.50% - 10.625%,
5/31/07 - 8/15/15 valued at $2,957), in a joint
trading account at 4.46%, dated 3/31/06,
due 4/3/06 (Delivery value $2,901)                                         2,900
                                                                 ---------------
(Cost $2,900)

COLLATERAL RECEIVED FOR
SECURITIES LENDING(4) - 10.3%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 4.82%, dated 3/31/06,
due 4/3/06 (Delivery value $147,508)                                     147,449
Repurchase Agreement, Deutsche Bank AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 4.82%, dated 3/31/06,
due 4/3/06 (Delivery value $100,040)                                     100,000
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
4.875%, dated 3/31/06, due 4/3/06
(Delivery value $31,356)                                                  31,343
                                                                 ---------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING                                                       278,792
(Cost $278,792)                                                  ---------------

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
                           ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 110.5%                                   2,992,804
                                                                 ---------------
(Cost $2,648,083)

OTHER ASSETS AND LIABILITIES - (10.5)%                                 (284,837)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  2,707,967
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Security, or a portion thereof, was on loan as of March 31, 2006. The aggregate value of securities on loan at March 31, 2006, was $273,407 (in thousands).
(2) Non-income producing.
(3) Industry is less than 0.05% of total net assets.
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
                           ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $ 2,648,589
                                                                 ===============
Gross tax appreciation of investments                               $   370,797
Gross tax depreciation of investments                                   (26,582)
                                                                 ---------------
Net tax appreciation of investments                                 $   344,215
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INCOME & GROWTH FUND
MARCH 31, 2006

[american century investments logo and text logo]

INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.9%
AEROSPACE & DEFENSE - 2.1%
           110,138  Lockheed Martin Corp.                         $        8,275
         1,348,003  Northrop Grumman Corp.                                92,055
            21,579  Raytheon Company                                         989
                                                                 ---------------
                                                                         101,319
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 1.2%
           127,882  FedEx Corporation                                     14,443
           516,641  United Parcel Service, Inc. Cl B                      41,011
                                                                 ---------------
                                                                          55,454
                                                                 ---------------
AIRLINES - 0.2%
           396,260  Southwest Airlines Co.                                 7,129
                                                                 ---------------
AUTO COMPONENTS - 0.4%
           606,772  ArvinMeritor Inc.(1)                                   9,047
           640,605  Goodyear Tire & Rubber Co.
                    (The)(1)(2)                                            9,276
                                                                 ---------------
                                                                          18,323
                                                                 ---------------
AUTOMOBILES - 1.5%
         9,171,108  Ford Motor Company(1)                                 73,002
                                                                 ---------------
BEVERAGES(3)
            23,709  Molson Coors Brewing Co.                               1,627
                                                                 ---------------
BIOTECHNOLOGY - 1.6%
           404,609  Amgen Inc.(2)                                         29,435
         1,765,148  Applera Corporation-Applied
                    Biosystems Group                                      47,906
                                                                 ---------------
                                                                          77,341
                                                                 ---------------
BUILDING PRODUCTS - 0.4%
           197,941  USG Corp.(1)(2)                                       18,796
                                                                 ---------------
CAPITAL MARKETS - 2.6%
           393,520  Goldman Sachs Group, Inc. (The)                       61,767
           830,506  Morgan Stanley                                        52,172
           247,013  Raymond James Financial, Inc.(1)                       7,302
                                                                 ---------------
                                                                         121,241
                                                                 ---------------
CHEMICALS - 2.2%
           710,107  Eastman Chemical Company(1)                           36,343
         2,859,672  Lyondell Chemical Co.                                 56,908
           574,108  Olin Corp.(1)                                         12,326
                                                                 ---------------
                                                                         105,577
                                                                 ---------------

INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
COMMERCIAL BANKS - 9.3%
         4,201,253  Bank of America Corp.                                191,324
           152,186  Comerica Inc.                                          8,822
         1,667,064  First Horizon National Corp.(1)                       69,433
         2,719,075  National City Corp.                                   94,896
           518,963  Wachovia Corp.                                        29,088
           781,131  Wells Fargo & Co.                                     49,891
                                                                 ---------------
                                                                         443,454
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.4%
           250,210  John H. Harland Company                                9,833
           222,744  R.R. Donnelley & Sons Company                          7,288
                                                                 ---------------
                                                                          17,121
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.3%
           630,855  Motorola, Inc.                                        14,453
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.8%
         2,438,151  Hewlett-Packard Co.                                   80,216
           154,636  Imation Corporation                                    6,635
                                                                 ---------------
                                                                          86,851
                                                                 ---------------
CONSUMER FINANCE - 0.4%
            54,368  AmeriCredit Corp.(2)                                   1,671
           236,603  Capital One Financial Corp.                           19,051
                                                                 ---------------
                                                                          20,722
                                                                 ---------------
DISTRIBUTORS - 0.4%
           497,268  Building Materials
                    Holding Corp.(1)                                      17,723
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.5%
         1,484,039  Citigroup Inc.                                        70,106
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 2.7%
         2,590,413  AT&T Inc.                                             70,045
            12,058  PanAmSat Holding Corp.                                   299
         1,705,714  Verizon Communications                                58,097
                                                                 ---------------
                                                                         128,441
                                                                 ---------------
ELECTRIC UTILITIES - 2.0%
           475,378  Edison International                                  19,576
           505,061  FirstEnergy Corp.                                     24,697
         1,306,570  Pepco Holdings, Inc.(1)                               29,778
           486,660  Pinnacle West Capital Corp.                           19,028
                                                                 ---------------
                                                                          93,079
                                                                 ---------------

INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.2%
         1,508,986  Arrow Electronics, Inc.(2)                            48,696
           121,134  Nam Tai Electronics, Inc.(1)                           2,775
            79,882  Tech Data Corp.(2)                                     2,948
                                                                 ---------------
                                                                          54,419
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.3%
           277,317  Veritas DGC Inc.(1)(2)                                12,587
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.2%
            39,883  Longs Drug Stores Corp.                                1,846
         1,783,590  Supervalu Inc.                                        54,970
                                                                 ---------------
                                                                          56,816
                                                                 ---------------
FOOD PRODUCTS - 1.8%
         1,004,597  Chiquita Brands
                    International, Inc.(1)                                16,847
           613,466  Del Monte Foods Co.                                    7,276
           636,196  General Mills, Inc.                                   32,242
           823,115  Pilgrim's Pride Corp.(1)                              17,837
             6,833  Seaboard Corp.(1)                                     10,892
                                                                 ---------------
                                                                          85,094
                                                                 ---------------
GAS UTILITIES - 0.9%
           596,736  NICOR Inc.(1)                                         23,607
           869,342  UGI Corp.                                             18,317
                                                                 ---------------
                                                                          41,924
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%
           578,884  Becton Dickinson & Co.                                35,648
           344,330  Hospira Inc.(2)                                       13,587
                                                                 ---------------
                                                                          49,235
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.5%
         1,005,084  AmerisourceBergen Corp.(1)                            48,515
           349,940  Kindred Healthcare Inc.(1)(2)                          8,801
           119,104  Magellan Health Services Inc.(1)(2)                    4,820
         1,116,808  McKesson Corp.                                        58,220
                                                                 ---------------
                                                                         120,356
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.9%
           415,858  Darden Restaurants, Inc.                              17,063
           775,314  McDonald's Corporation                                26,639
                                                                 ---------------
                                                                          43,702
                                                                 ---------------
HOUSEHOLD DURABLES - 1.1%
            15,270  American Greetings Cl A(1)                               330

INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
           136,777  Lennar Corp.(1)                                        8,259
           917,686  Newell Rubbermaid Inc.(1)                             23,116
           891,590  Tupperware Brands Corp.(1)                            18,358
                                                                 ---------------
                                                                          50,063
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.8%
         1,451,858  Kimberly-Clark Corp.                                  83,917
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.1%
            82,007  TXU Corp.                                              3,671
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.5%
           126,416  General Electric Co.                                   4,397
             4,672  Teleflex Inc.                                            335
           783,943  Tyco International Ltd.                               21,072
                                                                 ---------------
                                                                          25,804
                                                                 ---------------
INSURANCE - 5.5%
         1,592,323  Ace, Ltd.                                             82,816
           396,661  American Financial Group, Inc.                        16,505
           215,373  Chubb Corp.                                           20,555
           107,113  Endurance Specialty Holdings Ltd.                      3,487
         1,187,766  First American
                    Financial Corp. (The)                                 46,512
           196,407  Hartford Financial Services
                    Group Inc. (The)                                      15,821
           495,104  LandAmerica Financial
                    Group Inc.(1)                                         33,593
            70,355  Lincoln National Corp.                                 3,841
            98,921  Loews Corp.                                           10,011
           254,161  Nationwide Financial
                    Services Cl A                                         10,934
           254,644  Protective Life Corporation                           12,666
            84,615  Zenith National Insurance Corp.                        4,073
                                                                 ---------------
                                                                         260,814
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.5%
         5,095,044  EarthLink Inc.(1)(2)                                  48,658
         1,549,639  United Online, Inc.(1)                                19,928
                                                                 ---------------
                                                                          68,586
                                                                 ---------------
IT SERVICES - 3.7%
           131,552  Accenture Ltd. Cl A                                    3,956
           221,176  Acxiom Corp.                                           5,715
           614,002  Computer Sciences Corp.(1)(2)                         34,108
         1,587,098  International Business
                    Machines Corp.                                       130,888
                                                                 ---------------
                                                                         174,667
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.7%
           999,719  Eastman Kodak Co.(1)                                  28,432
           331,050  Hasbro, Inc.                                           6,985
                                                                 ---------------
                                                                          35,417
                                                                 ---------------

INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
MACHINERY - 2.0%
           883,302  Cummins Inc.(1)                                       92,835
                                                                 ---------------
MEDIA - 1.8%
           659,113  CBS Corp. Cl B                                        15,806
           800,927  Disney (Walt) Co.                                     22,338
           139,925  Regal Entertainment Group(1)                           2,632
         2,000,064  Time Warner Inc.                                      33,581
           312,220  Viacom Inc. Cl B                                      12,114
                                                                 ---------------
                                                                          86,471
                                                                 ---------------
METALS & MINING - 2.3%
           361,546  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B                                       21,610
           589,426  Nucor Corp.                                           61,766
           243,286  Phelps Dodge Corp.                                    19,592
            58,642  Quanex Corporation(1)                                  3,907
                                                                 ---------------
                                                                         106,875
                                                                 ---------------
MULTI-UTILITIES - 2.8%
         3,174,845  PG&E Corp.                                           123,501
           346,957  Vectren Corp.(1)                                       9,153
                                                                 ---------------
                                                                         132,654
                                                                 ---------------
MULTILINE RETAIL - 1.3%
           474,495  Federated Department Stores, Inc.                     34,639
           423,314  J.C. Penney Co. Inc.                                  25,572
                                                                 ---------------
                                                                          60,211
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 11.0%
         2,467,546  Chevron Corp.                                        143,043
         1,229,895  ConocoPhillips                                        77,668
         3,554,993  Exxon Mobil Corp.                                    216,356
           295,695  Marathon Oil Corp.                                    22,523
           412,585  Sunoco, Inc.                                          32,004
            15,256  Tesoro Corporation                                     1,043
           493,019  Valero Energy Corp.                                   29,473
                                                                 ---------------
                                                                         522,110
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.4%
         2,359,987  Louisiana-Pacific Corp.(1)                            64,192
                                                                 ---------------
PHARMACEUTICALS - 6.8%
           775,433  Alpharma Inc. Cl A                                    20,797
         1,219,196  Johnson & Johnson                                     72,201
         1,142,347  King Pharmaceuticals, Inc.(2)                         19,705
         2,991,147  Merck & Co., Inc.                                    105,379

INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
         4,021,917  Pfizer Inc.                                          100,226
            85,133  ViroPharma Inc.(1)(2)                                  1,081
                                                                 ---------------
                                                                         319,389
                                                                 ---------------
REAL ESTATE - 2.3%
         1,833,026  CBL & Associates
                    Properties, Inc.(1)                                   77,812
            81,182  Crescent Real Estate
                    Equities Co.(1)                                        1,711
           328,874  iStar Financial Inc.                                  12,589
           248,878  Lexington Corporate
                    Properties Trust(1)                                    5,189
            83,771  Mack-Cali Realty Corp.                                 4,021
           504,218  Trustreet Properties, Inc.(1)                          7,659
                                                                 ---------------
                                                                         108,981
                                                                 ---------------
ROAD & RAIL - 1.0%
           179,715  Burlington Northern
                    Santa Fe Corp.                                        14,975
            95,935  CSX Corporation                                        5,737
           241,655  Laidlaw International, Inc.                            6,573
           190,600  Norfolk Southern Corp.                                10,306
           121,886  Union Pacific Corp.                                   11,378
                                                                 ---------------
                                                                          48,969
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 2.7%
           601,973  Freescale Semiconductor Inc.
                    Cl B(2)                                               16,717
         4,656,760  Intel Corp.                                           90,108
           638,840  National Semiconductor Corp.                          17,785
            55,468  Texas Instruments Inc.                                 1,801
                                                                 ---------------
                                                                         126,411
                                                                 ---------------
SOFTWARE - 2.2%
            30,415  BMC Software Inc.(2)                                     659
         3,721,197  Microsoft Corporation                                101,253
            25,314  Sybase, Inc.(2)                                          535
                                                                 ---------------
                                                                         102,447
                                                                 ---------------
SPECIALTY RETAIL - 1.9%
         1,025,920  Barnes & Noble Inc.(1)                                47,449
           143,389  Group 1 Automotive, Inc.(1)                            6,817
           413,462  Payless ShoeSource, Inc.(1)(2)                         9,464
           853,175  Sonic Automotive, Inc.(1)                             23,684
                                                                 ---------------
                                                                          87,414
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 3.5%
           238,864  Fannie Mae                                            12,278
           496,967  Fremont General Corp.(1)                              10,715
           228,809  IndyMac Bancorp, Inc.                                  9,365
         3,117,651  Washington Mutual, Inc.                              132,874
                                                                 ---------------
                                                                         165,232
                                                                 ---------------

INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
TOBACCO - 0.4%
           189,176  Reynolds American Inc.(1)                             19,958
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.2%
           368,548  UAP Holding Corp.                                      7,924
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.6%
           153,708  ALLTEL Corp.                                           9,953
           719,033  Sprint Nextel Corp.                                   18,579
                                                                 ---------------
                                                                          28,532
                                                                 ---------------
TOTAL COMMON STOCKS                                                    4,719,436
(Cost $4,043,146)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.2%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 6.00%, 2/15/26,
valued at $9,485), in a joint trading account
at 4.45%, dated 3/31/06, due 4/3/06
(Delivery value $9,303)                                                    9,300
                                                                 ---------------
(Cost $9,300)

COLLATERAL RECEIVED FOR
SECURITIES LENDING(4) - 10.6%
Repurchase Agreement, Deutsche Bank AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 4.82%, dated 3/31/06,
due 4/3/06 (Delivery value $400,161)                                     400,000
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
4.875%, dated 3/31/06, due 4/3/06
(Delivery value $102,507)                                                102,465
                                                                 ---------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING                                                       502,465
(Cost $502,465)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 110.7%                                   5,231,201
                                                                 ---------------
(Cost $4,554,911)

OTHER ASSETS AND LIABILITIES - (10.7)%                                 (507,718)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $    4,723,483
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Security, or a portion thereof, was on loan as of March 31, 2006. The aggregate value of securities on loan at March 31, 2006, was $493,704 (in thousands).
(2) Non-income producing.
(3) Industry is less than 0.05% of total net assets.
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
                           ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $ 4,584,670
                                                                 ===============
Gross tax appreciation of investments                               $   787,196
Gross tax depreciation of investments                                  (140,665)
                                                                 ---------------
Net tax appreciation of investments                                 $   646,531
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
SMALL COMPANY FUND
MARCH 31, 2006

[american century investments logo and text logo]

SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 100.0%
AEROSPACE & DEFENSE - 0.9%
            12,301  Alliant Techsystems Inc.(1)                   $          949
            58,745  Armor Holdings, Inc.(1)                                3,424
           761,706  DHB Industries Inc.(1)                                 3,641
            46,270  Kaman Corp. Cl A                                       1,164
            33,943  Teledyne Technologies Inc.(1)                          1,208
           130,527  United Industrial Corp.                                7,954
                                                                 ---------------
                                                                          18,340
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.4%
           107,840  EGL Inc.(1)                                            4,853
           105,050  Forward Air Corp.                                      3,917
                                                                 ---------------
                                                                           8,770
                                                                 ---------------
AIRLINES - 0.4%
           109,640  Frontier Airlines, Inc.(1)                               844
            96,531  Mesa Air Group, Inc.(1)                                1,104
           191,592  SkyWest, Inc.                                          5,608
                                                                 ---------------
                                                                           7,556
                                                                 ---------------
AUTO COMPONENTS - 2.0%
            14,494  Aftermarket Technology Corp.(1)                          328
         1,163,013  ArvinMeritor Inc.                                     17,341
         1,288,256  Goodyear Tire & Rubber Co.
                    (The)(1)                                              18,653
            81,255  Shiloh Industries Inc.(1)                              1,564
            80,629  TRW Automotive Holdings Corp.(1)                       1,879
                                                                 ---------------
                                                                          39,765
                                                                 ---------------
BEVERAGES - 0.1%
             6,204  Hansen Natural Corp.(1)                                  782
            90,488  PepsiAmericas, Inc.                                    2,212
                                                                 ---------------
                                                                           2,994
                                                                 ---------------
BIOTECHNOLOGY - 1.4%
         1,024,602  Alkermes Inc.(1)                                      22,592
            58,853  Digene Corp.(1)                                        2,301
           130,194  Kendle International Inc.(1)                           4,401
                                                                 ---------------
                                                                          29,294
                                                                 ---------------
BUILDING PRODUCTS - 3.2%
           615,336  Lennox International Inc.                             18,374
           143,738  Universal Forest Products Inc.                         9,126
           392,556  USG Corp.(1)                                          37,277
                                                                 ---------------
                                                                          64,777
                                                                 ---------------

SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
CAPITAL MARKETS - 0.7%
            39,936  Calamos Asset
                    Management, Inc. Cl A                                  1,494
           342,390  Raymond James Financial, Inc.                         10,120
            26,462  Stifel Financial Corp.(1)                              1,156
            25,238  SWS Group Inc.                                           660
                                                                 ---------------
                                                                          13,430
                                                                 ---------------
CHEMICALS - 1.5%
           471,554  Celanese Corp., Series A                               9,888
            39,074  Eastman Chemical Company                               2,000
           443,641  Olin Corp.                                             9,525
           176,445  Pioneer Companies Inc.(1)                              5,382
            23,126  Schulman (A.), Inc.                                      572
            73,388  Westlake Chemical Corp.                                2,536
                                                                 ---------------
                                                                          29,903
                                                                 ---------------
COMMERCIAL BANKS - 3.3%
            56,484  Bancfirst Corp.                                        2,463
           387,677  Bank of Hawaii Corporation                            20,666
            86,781  Center Financial Corp.                                 2,103
            76,784  City Holding Company                                   2,825
           186,798  City National Corp.                                   14,344
            12,502  Columbia Banking Systems Inc.                            418
           137,642  Commerce Bancshares, Inc.                              7,112
            12,022  Community Trust Bancorp Inc.                             408
            79,795  Cullen/Frost Bankers, Inc.                             4,289
            15,276  First Citizens BancShares, Inc.                        2,948
            16,457  First Indiana Corp.                                      459
            16,194  First Regional Bancorp(1)                              1,443
            94,000  Gold Banc Corp., Inc.                                  1,722
             3,948  Greater Bay Bancorp                                      110
             6,108  Intervest Bancshares Corp.(1)                            221
            33,614  Marshall & Ilsley Corp.                                1,465
            40,383  Old Second Bancorp Inc.                                1,326
            17,061  Taylor Capital Group Inc.                                669
            36,058  Wilmington Trust Corporation                           1,563
                                                                 ---------------
                                                                          66,554
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.0%
            30,387  Administaff, Inc.                                      1,652
           276,764  Clean Harbors Inc.(1)                                  8,212
            32,852  CompX International Inc.                                 531
            90,019  Consolidated Graphics Inc.(1)                          4,692
            10,940  Dun & Bradstreet Corp.(1)                                839
           389,783  John H. Harland Company                               15,317
           180,184  M&F Worldwide Corp.(1)                                 2,573
           350,297  Spherion Corp.(1)                                      3,643
           180,286  TeleTech Holdings Inc.(1)                              2,003
                                                                 ---------------
                                                                          39,462
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.4%
           174,681  Adtran, Inc.                                           4,574

SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
           532,088  Glenayre Technologies Inc.(1)                          2,793
                                                                 ---------------
                                                                           7,367
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.4%
            23,514  Ampex Corp. Cl A(1)                                      472
            59,735  Electronics for Imaging, Inc.(1)                       1,671
           338,906  Intergraph Corp.(1)                                   14,119
           557,504  Komag, Inc.(1)                                        26,537
           231,311  LaserCard Corp.(1)                                     5,204
                                                                 ---------------
                                                                          48,003
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.4%
           509,075  McDermott International, Inc.(1)                      27,719
                                                                 ---------------
CONSUMER FINANCE - 1.1%
           663,303  AmeriCredit Corp.(1)                                  20,383
            64,971  Ezcorp Inc.(1)                                         1,918
                                                                 ---------------
                                                                          22,301
                                                                 ---------------
CONTAINERS & PACKAGING - 0.9%
           120,285  Greif, Inc. Cl A                                       8,230
           232,857  Silgan Holdings Inc.                                   9,354
                                                                 ---------------
                                                                          17,584
                                                                 ---------------
DISTRIBUTORS - 1.1%
           630,160  Building Materials Holding Corp.                      22,459
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 1.2%
           155,084  Alderwoods Group Inc.(1)                               2,776
           240,262  Escala Group Inc.(1)                                   6,292
           307,530  Sotheby's Holdings Cl A(1)                             8,931
           131,945  Vertrue Inc.(1)                                        5,515
                                                                 ---------------
                                                                          23,514
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.9%
           225,448  CenturyTel Inc.                                        8,819
           741,891  Premiere Global Services Inc.(1)                       5,972
           385,292  Talk America Holdings Inc.(1)                          3,287
            40,259  Valor Communications Group, Inc.                         530
                                                                 ---------------
                                                                          18,608
                                                                 ---------------
ELECTRIC UTILITIES - 0.1%
             5,127  Allegheny Energy, Inc.(1)                                174
            25,215  Cleco Corp.                                              563
            83,187  Pepco Holdings, Inc.                                   1,895
                                                                 ---------------
                                                                           2,632
                                                                 ---------------

SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.9%
            23,681  Acuity Brands Inc.                                       947
           322,995  Lamson & Sessions Co. (The)(1)                         8,989
           524,375  Smith (A.O.) Corp.                                    27,687
                                                                 ---------------
                                                                          37,623
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 5.9%
           641,009  Agilysys Inc.                                          9,654
           655,148  Arrow Electronics, Inc.(1)                            21,142
           165,024  Avnet Inc.(1)                                          4,188
           402,892  AVX Corporation                                        7,131
           126,351  Brightpoint Inc.(1)                                    3,924
           276,273  CalAmp Corp.(1)                                        3,243
           130,325  Gerber Scientific, Inc.(1)                             1,348
            52,949  Itron Inc.(1)                                          3,169
            51,799  LoJack Corp.(1)                                        1,242
           237,170  MTS Systems Corp.                                      9,921
           175,836  Multi-Fineline Electronix, Inc.(1)                    10,285
           251,707  Planar Systems Inc.(1)                                 4,259
           654,405  Plexus Corp.(1)                                       24,587
           316,753  Tech Data Corp.(1)                                    11,691
           118,334  Tessco Technologies Inc.(1)                            2,189
           167,942  Zygo Corp.(1)                                          2,741
                                                                 ---------------
                                                                         120,714
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.8%
            72,321  Bristow Group Inc.(1)                                  2,235
           315,870  Mitcham Industries Inc.(1)                             5,256
           586,823  Parker Drilling Co.(1)                                 5,440
            70,033  SEACOR Holdings Inc.(1)                                5,547
           405,542  Veritas DGC Inc.(1)                                   18,407
                                                                 ---------------
                                                                          36,885
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.3%
            92,222  Longs Drug Stores Corp.                                4,268
           135,395  Spartan Stores, Inc.                                   1,726
                                                                 ---------------
                                                                           5,994
                                                                 ---------------
FOOD PRODUCTS - 1.5%
           348,755  Chiquita Brands International, Inc.                    5,849
           802,046  Del Monte Foods Co.                                    9,512
            76,719  Gold Kist Inc.(1)                                        970
             4,886  J&J Snack Foods Corp.                                    164
             8,587  Seaboard Corp.                                        13,687
                                                                 ---------------
                                                                          30,182
                                                                 ---------------
GAS UTILITIES - 2.0%
           720,213  Energen Corp.                                         25,207
           685,316  UGI Corp.                                             14,440
                                                                 ---------------
                                                                          39,647
                                                                 ---------------

SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.3%
             7,753  Bio-Rad Laboratories, Inc. Cl A(1)                       483
           451,376  Candela Corp.(1)                                       9,750
            17,838  Cantel Medical Corp.(1)                                  292
           274,350  Cutera, Inc.(1)                                        7,440
           531,344  Dade Behring Holdings Inc.                            18,974
            50,009  Dentsply International Inc.                            2,908
             4,526  DJ Orthopedics Inc.(1)                                   180
            17,551  Greatbatch, Inc.(1)                                      385
           339,050  Haemonetics Corporation(1)                            17,214
           126,168  HealthTronics Inc.(1)                                  1,043
            64,441  Hologic, Inc.(1)                                       3,567
           171,560  ICU Medical Inc.(1)                                    6,209
            13,563  Idexx Laboratories, Inc.(1)                            1,171
            34,490  Kinetic Concepts Inc.(1)                               1,420
           259,310  Mettler-Toledo
                    International, Inc.(1)                                15,647
            15,634  Millipore Corp.(1)                                     1,142
            93,172  Molecular Devices Corporation(1)                       3,090
            36,709  Natus Medical Inc.(1)                                    753
           176,535  Nutraceutical
                    International Corp.(1)                                 2,660
            20,998  Respironics, Inc.(1)                                     817
             5,132  Steris Corp.                                             127
           213,791  SurModics Inc.(1)                                      7,560
            18,571  Sybron Dental Specialties Inc.(1)                        766
            35,420  Vital Signs Inc.                                       1,946
            18,798  West Pharmaceutical Services Inc.                        653
            21,985  Zoll Medical Corp.(1)                                    579
                                                                 ---------------
                                                                         106,776
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.1%
            83,571  Air Methods Corp.(1)                                   2,469
           194,624  Alliance Imaging Inc.(1)                               1,253
             7,344  Henry Schein, Inc.(1)                                    351
           445,115  Magellan Health Services Inc.(1)                      18,014
            39,907  Odyssey HealthCare, Inc.(1)                              687
             3,675  Owens & Minor Inc.                                       120
             6,869  Pediatrix Medical Group, Inc.(1)                         705
            77,293  Per-Se Technologies Inc.(1)                            2,061
            91,948  PRA International(1)                                   2,279
           133,830  PSS World Medical Inc.(1)                              2,582
           682,674  Sierra Health Services, Inc.(1)                       27,786
           260,743  TriZetto Group, Inc. (The)(1)                          4,586
                                                                 ---------------
                                                                          62,893
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.2%
             7,089  Ambassadors Group Inc.                                   180
            17,665  Bluegreen Corp.(1)                                       234
           719,422  Domino's Pizza Inc.                                   20,539
           304,282  Luby's Inc.(1)                                         3,800
           208,430  Main Street Restaurant
                    Group Inc.(1)                                          1,061
           596,758  Papa John's International Inc.(1)                     19,580
                                                                 ---------------
                                                                          45,394
                                                                 ---------------

SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 2.0%
           491,811  Blount International Inc.(1)                           7,923
             5,268  CSS Industries, Inc.                                     172
            43,123  NVR, Inc.(1)                                          31,866
                                                                 ---------------
                                                                          39,961
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.1%
           307,864  Teleflex Inc.                                         22,052
                                                                 ---------------
INSURANCE - 3.9%
           150,710  American Financial Group, Inc.                         6,271
           144,553  Conseco Inc.(1)                                        3,588
           179,664  First American
                    Financial Corp. (The)                                  7,036
             5,990  FPIC Insurance Group Inc.(1)                             226
           381,805  LandAmerica Financial Group Inc.                      25,905
            28,017  Philadelphia Consolidated
                    Holding Co.(1)                                           957
           188,079  Protective Life Corporation                            9,355
           125,872  Safety Insurance Group, Inc.                           5,747
            55,474  Selective Insurance Group                              2,940
           353,096  Zenith National Insurance Corp.                       16,995
                                                                 ---------------
                                                                          79,020
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.4%
            34,651  Blair Corp.                                            1,435
           282,322  PetMed Express Inc.(1)                                 5,016
            24,074  Sportsman's Guide Inc. (The)(1)                          638
                                                                 ---------------
                                                                           7,089
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.4%
         2,002,424  EarthLink Inc.(1)                                     19,123
           706,401  United Online, Inc.                                    9,084
                                                                 ---------------
                                                                          28,207
                                                                 ---------------
IT SERVICES - 2.7%
           557,675  Acxiom Corp.                                          14,410
           652,872  Global Payments Inc.                                  34,609
           378,159  SYKES Enterprises Inc.(1)                              5,362
                                                                 ---------------
                                                                          54,381
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.7%
           307,924  Hasbro, Inc.                                           6,497
           933,129  Jakks Pacific Inc.(1)                                 24,952
            94,445  Steinway Musical Instruments(1)                        3,043
                                                                 ---------------
                                                                          34,492
                                                                 ---------------
MACHINERY - 3.2%
           279,142  Accuride Corp.(1)                                      3,210
            13,216  American Science and
                    Engineering Inc.(1)                                    1,234

SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
           122,033  Columbus McKinnon Corp.(1)                             3,286
            38,037  Commercial Vehicle Group Inc.(1)                         731
           230,970  Cummins Inc.                                          24,275
           224,718  Flow International Corp.(1)                            2,960
           936,260  JLG Industries Inc.                                   28,827
            13,696  Navistar International Corp.(1)                          378
                                                                 ---------------
                                                                          64,901
                                                                 ---------------
MARINE - 0.3%
            79,272  Kirby Corporation(1)                                   5,399
                                                                 ---------------
MEDIA - 1.5%
           705,644  DreamWorks Animation
                    SKG Inc.(1)                                           18,665
            14,815  John Wiley & Sons Inc. Cl A                              561
            68,897  Lodgenet Entertainment Corp.(1)                        1,073
            35,071  New Frontier Media Inc.(1)                               266
           148,743  Playboy Enterprises Inc. Cl B(1)                       2,112
           145,035  Scholastic Corp.(1)                                    3,881
           530,693  Sinclair Broadcast
                    Group, Inc. Cl A                                       4,325
                                                                 ---------------
                                                                          30,883
                                                                 ---------------
METALS & MINING - 5.3%
            41,367  Chaparral Steel Co.(1)                                 2,686
           307,857  Cleveland-Cliffs Inc.                                 26,821
            38,970  Commercial Metals Co.                                  2,085
           418,051  Metal Management Inc.                                 13,231
            18,383  Novamerican Steel Inc.(1)                                845
            10,947  Olympic Steel Inc.                                       330
           371,431  Quanex Corporation                                    24,748
           388,238  Reliance Steel &
                    Aluminum Company                                      36,464
                                                                 ---------------
                                                                         107,210
                                                                 ---------------
MULTI-UTILITIES - 0.1%
            45,628  Vectren Corp.                                          1,204
                                                                 ---------------
MULTILINE RETAIL - 0.1%
            86,631  Bon-Ton Stores Inc. (The)                              2,803
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.0%
           290,972  Callon Petroleum Co.(1)                                6,116
           489,589  Frontier Oil Corp.                                    29,056
           108,040  Giant Industries Inc.(1)                               7,513
           686,594  Harvest Natural Resources Inc.(1)                      6,674
            52,612  Massey Energy Co.                                      1,898
             6,916  Penn Virginia Corp.                                      491
           225,942  Pogo Producing Co.                                    11,354
            48,430  St. Mary Land & Exploration Co.                        1,977
            57,062  Swift Energy Co.(1)                                    2,138
           154,167  Tesoro Corporation                                    10,536
            98,414  W&T Offshore Inc.                                      3,967
                                                                 ---------------
                                                                          81,720
                                                                 ---------------

SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS - 1.0%
           747,091  Louisiana-Pacific Corp.                               20,321
                                                                 ---------------
PERSONAL PRODUCTS - 0.2%
           396,939  Playtex Products Inc.(1)                               4,156
            11,689  Reliv' International, Inc.(1)                            145
                                                                 ---------------
                                                                           4,301
                                                                 ---------------
PHARMACEUTICALS - 2.0%
           748,413  Alpharma Inc. Cl A                                    20,073
         1,054,346  King Pharmaceuticals, Inc.(1)                         18,187
            76,323  Pain Therapeutics, Inc.(1)                               830
           166,870  ViroPharma Inc.(1)                                     2,119
                                                                 ---------------
                                                                          41,209
                                                                 ---------------
REAL ESTATE - 2.7%
           162,600  Boykin Lodging Co.(1)                                  1,836
           480,397  CBL & Associates Properties, Inc.                     20,392
           200,516  Innkeepers USA Trust                                   3,399
           395,447  MeriStar Hospitality Corp.(1)                          4,105
           167,493  Mission West Properties                                1,968
            54,004  PS Business Parks Inc.                                 3,020
            48,026  Rayonier, Inc.                                         2,190
            30,620  Saul Centers Inc.                                      1,345
            62,542  Tanger Factory Outlet Centers                          2,152
           318,679  Taubman Centers Inc.                                  13,278
                                                                 ---------------
                                                                          53,685
                                                                 ---------------
ROAD & RAIL - 1.8%
            77,069  Arkansas Best Corporation                              3,015
           196,839  Heartland Express, Inc.                                4,289
           283,354  Kansas City Southern
                    Industries, Inc.(1)                                    6,999
           259,842  Knight Transportation Inc.                             5,132
           244,166  Laidlaw International, Inc.                            6,641
           200,414  Landstar System, Inc.                                  8,842
            80,250  Old Dominion Freight Line(1)                           2,163
                                                                 ---------------
                                                                          37,081
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 1.1%
           101,598  Cymer, Inc.(1)                                         4,617
            20,333  Netlogic Microsystems Inc.(1)                            838
            79,847  OmniVision Technologies, Inc.(1)                       2,411
         2,099,723  ON Semiconductor Corp.(1)                             15,244
                                                                 ---------------
                                                                          23,110
                                                                 ---------------
SOFTWARE - 1.2%
           332,245  Actuate Corp.(1)                                       1,412
            37,439  Ansoft Corp.(1)                                        1,561
           905,942  Aspen Technology, Inc.(1)                             11,460
            25,014  Blackbaud, Inc.                                          530

SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
            52,793  DocuCorporation
                    International Inc.(1)                                    436
            33,836  MicroStrategy Inc.(1)                                  3,563
             4,243  Reynolds & Reynolds Co. Cl A                             121
           134,461  SPSS Inc.(1)                                           4,257
            20,098  Sybase, Inc.(1)                                          424
                                                                 ---------------
                                                                          23,764
                                                                 ---------------
SPECIALTY RETAIL - 6.7%
           472,217  Barnes & Noble Inc.                                   21,840
             9,683  Burlington Coat Factory
                    Warehouse Corp.                                          440
           552,261  Dress Barn Inc.(1)                                    26,482
           147,727  Genesco Inc.(1)                                        5,745
           125,498  Group 1 Automotive, Inc.                               5,966
           445,178  Guess?, Inc.(1)                                       17,411
           350,692  Pantry Inc. (The)(1)                                  21,880
           850,472  Payless ShoeSource, Inc.(1)                           19,467
           646,515  Sonic Automotive, Inc.                                17,947
                                                                 ---------------
                                                                         137,178
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.1%
           353,423  Brown Shoe Company, Inc.                              18,548
             7,433  Phillips-Van Heusen                                      284
            97,492  Steven Madden Ltd.                                     3,461
                                                                 ---------------
                                                                          22,293
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.3%
             9,560  Anchor BanCorp Wisconsin Inc.                            290
             9,716  Capital Crossing Bank(1)                                 310
           304,507  Corus Bankshares Inc.                                 18,100
           405,167  Downey Financial Corp.                                27,267
                                                                 ---------------
                                                                          45,967
                                                                 ---------------
TOBACCO - 1.0%
           420,971  Loews Corp. - Carolina Group                          19,899
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 1.8%
           522,725  Applied Industrial
                    Technologies Inc.                                     23,314
           339,904  BlueLinx Holdings Inc.                                 5,438
           283,357  UAP Holding Corp.                                      6,092
            11,892  Watsco Inc.                                              845
                                                                 ---------------
                                                                          35,689
                                                                 ---------------
TOTAL COMMON STOCKS                                                    2,020,959
(Cost $1,636,869)                                                ---------------

SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
                           ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 0.7%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 6.50%, 11/15/26,
valued at $15,278), in a joint trading account
at 4.45%, dated 3/31/06, due 4/3/06
(Delivery value $15,006)                                                  15,000
                                                                 ---------------
(Cost $15,000)

TOTAL INVESTMENT SECURITIES - 100.7%                                   2,035,959
                                                                 ---------------
(Cost $1,651,869)

OTHER ASSETS AND LIABILITIES - (0.7)%                                   (14,095)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $    2,021,864
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.

SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
                           ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $ 1,654,302
                                                                 ===============
Gross tax appreciation of investments                               $   404,590
Gross tax depreciation of investments                                   (22,933)
                                                                 ---------------
Net tax appreciation of investments                                 $   381,657
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report. The American Century Investments logo, American
Century and American Century Investments are service marks of American Century
Proprietary Holdings, Inc.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GLOBAL GOLD FUND
MARCH 31, 2006

[american century investments logo and text logo]

GLOBAL GOLD - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & WARRANTS - 98.7%
AUSTRALIA - 13.2%
         8,617,700  Ballarat Goldfields NL(1)                      $   2,840,704
         2,954,100  Bendigo Mining Ltd.(1)                             4,784,212
         1,273,888  Bolnisi Gold NL                                    2,236,527
         2,500,000  Croesus Mining NL(1)                                 246,331
           618,600  Equigold NL                                          651,634
           154,650  Equigold NL Warrants(1)                               26,043
           479,749  GRD Ltd.                                             732,269
           565,000  Independence Group NL(1)                             866,441
           974,202  Kingsgate Consolidated Ltd.                        4,495,849
        15,334,373  Lihir Gold Limited(1)                             29,339,593
         2,126,762  Newcrest Mining Limited                           35,632,000
             3,333  Nickel Australia Ltd.(1)                                 287
        19,981,500  Oxiana Ltd.(1)                                    38,374,239
         5,823,400  Perseverance Corp. Ltd.(1)                         1,502,297
           677,711  Resolute Mining Limited(1)                           718,759
         1,200,000  Sino Gold Ltd.(1)                                  3,646,061
         1,253,700  Western Areas NL(1)                                1,895,627
                                                                 ---------------
                                                                     127,988,873
                                                                 ---------------
CANADA - 52.8%
           201,888  Agnico-Eagle Mines Ltd.                            6,140,810
         1,076,700  Agnico-Eagle Mines Ltd.
                    New York Shares                                   32,785,515
           273,400  Alamos Gold Inc.(1)                                2,211,823
           568,400  Apollo Gold Corporation(1)                           413,612
           354,100  Arizona Star Resource Corp.(1)                     3,119,330
         2,250,800  Aurizon Mines Ltd.(1)                              5,221,871
           283,400  Banro Corp.(1)                                     3,166,142
         2,583,312  Barrick Gold Corp.                                70,369,418
         5,961,850  Bema Gold Corp.(1)                                26,336,055
         4,005,000  Cambior, Inc.(1)                                  13,234,569
           726,400  Centerra Gold Inc.(1)                             23,991,535
         2,931,500  Crystallex International
                    Corporation(1)                                    11,970,940
         1,100,000  Crystallex International
                    Corporation Warrants(1)                            1,466,910
           985,000  Desert Sun Mining Corp.(1)                         5,455,826
         3,747,300  Eldorado Gold Corporation(1)                      18,093,290
           150,700  European Goldfields Ltd.(1)                          522,502
           530,700  Gabriel Resources Ltd.(1)                          1,135,819
           489,200  Gammon Lake Resources Inc.(1)                      8,761,291
         1,349,500  Glamis Gold Ltd.(1)                               44,016,737
           857,000  Gold Reserve Inc.(1)                               5,064,870
         1,954,775  Goldcorp Inc.                                     57,182,315
            30,000  Goldcorp Inc. New York Shares                        877,500
           650,000  Goldcorp Inc. Warrants(1)                          3,839,569
         1,511,700  Golden Star Resources Ltd.(1)                      4,775,424
           125,000  Golden Star Resources Ltd.
                    Warrants(1)                                           83,469
           660,000  Great Basin Gold Ltd.(1)                           1,469,052
           822,000  High River Gold Mines Ltd.(1)                      1,653,711
         2,190,754  IAMGOLD Corporation                               18,848,624
           552,700  International Minerals Corp.(1)                    2,673,363
           240,000  Ivanhoe Mines Ltd.(1)                              2,280,627
         3,334,829  Kinross Gold Corp.(1)                             36,343,091
           479,757  Kinross Gold Corp.
                    New York Shares(1)                                 5,243,744
           154,600  Kirkland Lake Gold Inc.(1)                           926,462
           564,600  Minefinders Corporation Ltd.(1)                    4,350,141

GLOBAL GOLD - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
         3,200,000  Miramar Mining Corp.(1)                           10,820,991
         1,502,800  Nevsun Resources Ltd.(1)                           4,219,830
         2,000,000  North American Tungsten Corp.(1)                   2,482,664
           644,300  Northern Orion Resources Inc.(1)                   2,901,308
           687,500  Northern Orion Resources Inc.
                    Warrants(1)                                        2,030,541
         2,291,800  Northgate Exploration Ltd.(1)                      5,513,191
           814,100  Novagold Resources Inc.(1)                        12,455,730
         1,253,300  Orezone Resources Inc.(1)                          2,789,641
        11,372,900  Queenstake Resources Ltd.(1)                       4,576,032
         1,100,000  Rio Narcea Gold Mines, Ltd.(1)                     2,137,659
           500,000  SouthernEra Diamonds Inc.(1)                         196,901
           378,500  Southwestern Resources Corp.(1)                    4,471,621
           821,200  Taseko Mines Ltd.(1)                               1,848,948
           147,700  Uruguay Mineral
                    Exploration Inc.(1)                                  696,710
            78,600  Virginia Gold Mines Inc.(1)                        1,014,714
         1,304,300  Wolfden Resources Inc.(1)                          4,187,249
         2,956,600  Yamana Gold Inc.(1)                               27,209,528
                                                                 ---------------
                                                                     513,579,215
                                                                 ---------------
SOUTH AFRICA - 16.7%
           574,402  AngloGold Ashanti Limited                         30,572,634
           454,476  AngloGold Ashanti Limited ADR                     24,596,241
         2,867,250  DRDGOLD Limited(1)                                 4,280,519
           786,900  DRDGOLD Limited ADR                                1,219,695
         2,099,734  Gold Fields Limited                               45,790,386
           435,100  Gold Fields Limited ADR                            9,563,498
         1,713,350  Harmony Gold Mining Co.
                    Limited(1)                                        27,802,840
           782,800  Harmony Gold Mining Co.
                    Limited ADR(1)                                    12,430,864
           897,362  Western Areas Limited(1)                           6,589,149
                                                                 ---------------
                                                                     162,845,826
                                                                 ---------------
UNITED KINGDOM - 1.2%
           165,200  Celtic Resources Holdings plc(1)                     751,577
           750,000  Oriel Resources plc(1)                               364,655
           582,600  Randgold Resources
                    Limited ADR(1)                                    10,585,842
                                                                 ---------------
                                                                      11,702,074
                                                                 ---------------
UNITED STATES - 14.8%
         2,148,600  Coeur d'Alene Mines
                    Corporation(1)                                    14,094,816
            80,500  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B                                    4,811,485
           692,400  Meridian Gold Inc.(1)                             20,450,133
           532,800  Meridian Gold Inc.
                    New York Shares(1)                                15,797,520
         1,524,514  Newmont Mining Corporation                        79,107,031
           281,400  Royal Gold, Inc.                                  10,183,866
                                                                 ---------------
                                                                     144,444,851
                                                                 ---------------
TOTAL COMMON STOCKS & WARRANTS                                       960,560,839
(Cost $458,118,609)                                              ---------------

GLOBAL GOLD - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 1.4%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 3.50% - 10.625%,
5/31/07 - 8/15/15 valued at $13,865,834),
in a joint trading account at 4.46%,
dated 3/31/06, due 4/3/06
(Delivery value $13,605,055)                                          13,600,000
                                                                 ---------------
(Cost $13,600,000)

TOTAL INVESTMENT SECURITIES - 100.1%                                 974,160,839
                                                                 ---------------
(Cost $471,718,609)

OTHER ASSETS AND LIABILITIES - (0.1)%                                  (534,511)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 973,626,328
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Non-income producing.

GLOBAL GOLD - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 483,648,038
                                                                 ===============
Gross tax appreciation of investments                             $ 501,416,126
Gross tax depreciation of investments                               (10,903,325)
                                                                 ---------------
Net tax appreciation of investments                               $ 490,512,801
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. FAIR VALUED

A fair valued security is one which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of
Directors. The aggregate value of fair valued securities as of March 31, 2006, was $108,446,379, which is 11.1% of total net assets.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
UTILITIES FUND
MARCH 31, 2006

[american century investments logo and text logo]

UTILITIES - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.8%
COMMUNICATIONS EQUIPMENT - 1.2%
           151,400  Nokia Oyj ADR                                  $   3,137,008
                                                                ----------------
ELECTRIC UTILITIES - 23.4%
           173,440  American Electric Power                            5,900,429
            30,900  Cinergy Corp.                                      1,403,169
            60,800  DPL Inc.                                           1,641,600
             5,500  E.On AG ADR                                          201,300
            19,100  E.On AG ORD                                        2,102,873
           201,000  Edison International                               8,277,180
            65,100  Entergy Corp.                                      4,487,994
           142,100  Exelon Corporation                                 7,517,090
           121,100  FirstEnergy Corp.                                  5,921,790
           104,200  FPL Group, Inc.                                    4,182,588
           239,500  Korea Electric Power Corp. ADR                     5,173,200
            65,900  Pepco Holdings, Inc.                               1,501,861
            69,400  Pinnacle West Capital Corp.                        2,713,540
           216,700  PPL Corporation                                    6,370,980
             2,700  Scottish Power plc ADR                               108,783
           329,200  Scottish Power plc ORD                             3,326,941
            74,700  Southern Co.                                       2,447,919
                                                                ----------------
                                                                      63,279,237
                                                                ----------------
GAS UTILITIES - 9.0%
            59,700  AGL Resources Inc.                                 2,152,185
           102,700  Atmos Energy Corp.                                 2,704,091
           122,200  Energen Corp.                                      4,277,000
            97,600  National Fuel Gas Co.                              3,193,472
            69,800  NICOR Inc.                                         2,761,288
           148,700  ONEOK, Inc.                                        4,795,575
            65,000  Questar Corp.                                      4,553,250
                                                                ----------------
                                                                      24,436,861
                                                                ----------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 11.7%
           258,400  AES Corporation (The)(1)                           4,408,304
            41,500  Black Hills Corp.                                  1,411,000
           184,600  Constellation Energy Group Inc.                   10,099,466
           203,200  Duke Energy Corp.(1)                               5,923,280
           215,300  TXU Corp.                                          9,636,828
                                                                ----------------
                                                                      31,478,878
                                                                ----------------
INTEGRATED TELECOMMUNICATION SERVICES - 17.1%
           273,861  AT&T Inc.                                          7,405,201
           108,500  BCE Inc.                                           2,610,510
           129,500  BellSouth Corp.                                    4,487,175
           104,000  CenturyTel Inc.                                    4,068,480
           130,000  Citizens Communications
                    Company                                            1,725,100
           113,200  Philippine Long Distance
                    Telephone ADR                                      4,252,924
           551,600  Qwest Communications
                    International Inc.(1)                              3,750,880
            76,600  Telecom Corp. of
                    New Zealand Ltd. ADR                               2,092,712
            63,200  Telefonica SA ADR                                  2,968,504

UTILITIES - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
           248,100  Telefonos de Mexico SA de CV
                    Series L ADR                                       5,577,288
           211,699  Verizon Communications                             7,210,468
                                                                ----------------
                                                                      46,149,242
                                                                ----------------
MULTI-UTILITIES - 20.9%
            39,200  Ameren Corp.                                       1,952,944
           182,500  CenterPoint Energy, Inc.                           2,177,225
           373,600  CMS Energy Corp.(1)                                4,838,120
            52,600  Consolidated Edison, Inc.                          2,288,100
            26,556  Dominion Resources Inc.                            1,833,161
            99,300  Energy East Corp.                                  2,412,990
            67,100  KeySpan Corporation                                2,742,377
             4,387  National Grid plc ADR                                217,727
           310,948  National Grid plc ORD                              3,091,189
           105,442  NSTAR                                              3,016,696
            79,800  OGE Energy Corp.                                   2,314,200
           270,200  PG&E Corp.                                        10,510,780
           101,300  PNM Resources Inc.                                 2,471,720
            44,000  Public Service Enterprise
                    Group Inc.                                         2,817,760
           246,400  Sempra Energy                                     11,447,743
           135,100  XCEL Energy Inc.                                   2,452,065
                                                                ----------------
                                                                      56,584,797
                                                                ----------------
OIL & GAS EXPLORATION & PRODUCTION - 1.1%
            83,400  Equitable Resources Inc.                           3,044,934
                                                                ----------------
OIL & GAS REFINING & MARKETING - 1.3%
            58,600  Valero Energy Corp.                                3,503,108
                                                                ----------------
OIL & GAS STORAGE & TRANSPORTATION - 3.5%
            31,800  Kinder Morgan, Inc.                                2,925,282
           128,500  TransCanada Corp.                                  3,717,505
           130,400  Williams Companies, Inc. (The)                     2,789,256
                                                                ----------------
                                                                       9,432,043
                                                                ----------------
WIRELESS TELECOMMUNICATION
SERVICES - 9.6%
            74,300  ALLTEL Corp.                                       4,810,925
           149,400  America Movil SA de CV
                    Series L ADR                                       5,118,444
           175,000  China Mobile Hong Kong Ltd. ADR                    4,644,500
           441,642  Sprint Nextel Corp.                               11,412,029
                                                                ----------------
                                                                      25,985,898
                                                                ----------------
TOTAL COMMON STOCKS                                                  267,032,006
(Cost $192,036,652)                                             ----------------

TEMPORARY CASH INVESTMENTS - 1.1%
        $2,800,000  FNMA Discount Notes,
                    4.61%, 4/3/06(2)                                   2,800,000
                                                                ----------------
(Cost $2,799,283)

UTILITIES - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.9%                                  269,832,006
                                                                ----------------
(Cost $194,835,935)

OTHER ASSETS AND LIABILITIES - 0.1%                                      375,655
                                                                ----------------

TOTAL NET ASSETS - 100.0%                                          $ 270,207,661
                                                                ================

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FNMA = Federal National Mortgage Association
ORD = Foreign Ordinary Share
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

UTILITIES - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 195,532,903
                                                                 ===============
Gross tax appreciation of investments                             $  76,769,681
Gross tax depreciation of investments                                (2,470,578)
                                                                 ---------------
Net tax appreciation of investments                               $  74,299,103
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LONG-SHORT EQUITY FUND
MARCH 31, 2006

[american century investments logo and text logo]

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS(1) - 94.9%
AEROSPACE & DEFENSE - 0.8%
                48  Boeing Co.                                    $        3,741
               356  Lockheed Martin Corp.                                 26,746
                                                                 ---------------
                                                                          30,487
                                                                 ---------------
AUTO COMPONENTS - 0.9%
             2,282  Goodyear Tire & Rubber Co.
                    (The)(2)                                              33,043
                                                                 ---------------
AUTOMOBILES - 1.5%
             7,020  Ford Motor Company                                    55,879
                                                                 ---------------
BEVERAGES - 0.7%
               881  Pepsi Bottling Group Inc.                             26,774
                                                                 ---------------
BIOTECHNOLOGY - 2.2%
             3,619  Alkermes Inc.(2)                                      79,799
                                                                 ---------------
BUILDING PRODUCTS - 2.9%
             1,112  USG Corp.(2)                                         105,596
                                                                 ---------------
CAPITAL MARKETS - 3.0%
               358  Goldman Sachs Group, Inc. (The)                       56,191
             1,473  Mellon Financial Corp.                                52,439
                                                                 ---------------
                                                                         108,630
                                                                 ---------------
CHEMICALS - 0.5%
               300  Celanese Corp., Series A                               6,291
               293  Lyondell Chemical Co.                                  5,831
               307  Tronox Inc. Cl B(2)                                    5,216
                                                                 ---------------
                                                                          17,338
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.4%
               241  Administaff, Inc.                                     13,101
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.1%
               122  Brocade Communications
                    System(2)                                                815
             2,351  Emulex Corp.                                          40,179
               128  Hewlett-Packard Co.                                    4,211
             1,420  Intergraph Corp.(2)                                   59,157
               183  Komag, Inc.(2)                                         8,711
                                                                 ---------------
                                                                         113,073
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.1%
               748  McDermott International, Inc.(2)                      40,729
                                                                 ---------------

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE - 1.8%
             1,421  AmeriCredit Corp.(2)                                  43,667
               273  Capital One Financial Corp.                           21,982
                                                                 ---------------
                                                                          65,649
                                                                 ---------------
CONTAINERS & PACKAGING(3)
                18  Greif, Inc. Cl A                                       1,232
                                                                 ---------------
DISTRIBUTORS - 0.6%
               586  Building Materials Holding Corp.                      20,885
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.3%
               150  Acuity Brands Inc.                                     6,000
               108  Smith (A.O.) Corp.                                     5,702
                                                                 ---------------
                                                                          11,702
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 4.1%
             1,352  Arrow Electronics, Inc.(2)                            43,629
               384  AVX Corporation                                        6,797
               249  Itron Inc.(2)                                         14,903
                94  Multi-Fineline Electronix, Inc.(2)                     5,498
             1,929  Plexus Corp.(2)                                       72,472
             1,904  Solectron Corp.(2)                                     7,616
                                                                 ---------------
                                                                         150,915
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 2.3%
             1,556  Parker Drilling Co.(2)                                14,424
             1,577  Veritas DGC Inc.(2)                                   71,580
                                                                 ---------------
                                                                          86,004
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.2%
             1,742  Longs Drug Stores Corp.                               80,620
                                                                 ---------------
FOOD PRODUCTS - 0.9%
             2,246  Del Monte Foods Co.                                   26,637
               160  General Mills, Inc.                                    8,109
                                                                 ---------------
                                                                          34,746
                                                                 ---------------
GAS UTILITIES(3)
                41  UGI Corp.                                                864
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
               744  Hospira Inc.(2)                                       29,358
               506  Kinetic Concepts Inc.(2)                              20,832
                                                                 ---------------
                                                                          50,190
                                                                 ---------------

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 2.1%
               265  AmerisourceBergen Corp.                               12,792
             1,561  Sierra Health Services, Inc.(2)                       63,532
                                                                 ---------------
                                                                          76,324
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.6%
               121  Choice Hotels International Inc.                       5,539
             2,523  Papa John's International Inc.(2)                     82,780
               158  Penn National Gaming, Inc.(2)                          6,664
                                                                 ---------------
                                                                          94,983
                                                                 ---------------
HOUSEHOLD DURABLES(3)
                29  American Greetings Cl A                                  627
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 3.4%
             2,621  AES Corporation (The)(2)                              44,714
             1,762  TXU Corp.                                             78,867
                                                                 ---------------
                                                                         123,581
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.0%
               533  Teleflex Inc.                                         38,179
                                                                 ---------------
INSURANCE - 4.6%
               282  American Financial Group, Inc.                        11,734
                97  Arch Capital Group Ltd.(2)                             5,601
               528  Endurance Specialty Holdings Ltd.                     17,186
               742  First American
                    Financial Corp. (The)                                 29,057
             1,450  LandAmerica Financial Group Inc.                      98,382
                 3  Nationwide Financial Services
                    Cl A                                                     129
               174  Zenith National Insurance Corp.                        8,375
                                                                 ---------------
                                                                         170,464
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.0%
             2,843  United Online, Inc.                                   36,561
                                                                 ---------------
IT SERVICES - 4.4%
             1,871  Acxiom Corp.                                          48,347
             2,122  Global Payments Inc.                                 112,487
                                                                 ---------------
                                                                         160,834
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.8%
             2,029  Eastman Kodak Co.                                     57,704
               386  Hasbro, Inc.                                           8,145
                                                                 ---------------
                                                                          65,849
                                                                 ---------------

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
MACHINERY - 2.4%
               445  Cummins Inc.                                          46,769
             1,320  JLG Industries Inc.                                   40,643
                                                                 ---------------
                                                                          87,412
                                                                 ---------------
MEDIA - 3.9%
             3,071  CBS Corp. Cl B                                        73,643
               560  DreamWorks Animation
                    SKG Inc.(2)                                           14,812
             2,067  Scholastic Corp.(2)                                   55,313
                                                                 ---------------
                                                                         143,768
                                                                 ---------------
METALS & MINING - 3.4%
               633  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B                                       37,834
               843  Nucor Corp.                                           88,338
                                                                 ---------------
                                                                         126,172
                                                                 ---------------
MULTILINE RETAIL - 1.2%
                52  Dollar Tree Stores Inc.(2)                             1,439
               717  J.C. Penney Co. Inc.                                  43,314
                                                                 ---------------
                                                                          44,753
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 6.8%
             1,526  Kerr-McGee Corp.                                     145,702
               382  Marathon Oil Corp.                                    29,097
               512  Sunoco, Inc.                                          39,716
               255  Tesoro Corporation                                    17,427
               247  Valero Energy Corp.                                   14,766
                                                                 ---------------
                                                                         246,708
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.9%
             2,512  Louisiana-Pacific Corp.                               68,326
                                                                 ---------------
PHARMACEUTICALS - 2.0%
             2,308  Alpharma Inc. Cl A                                    61,901
               768  King Pharmaceuticals, Inc.(2)                         13,248
                                                                 ---------------
                                                                          75,149
                                                                 ---------------
REAL ESTATE - 5.0%
               792  CBL & Associates Properties, Inc.                     33,620
               230  PS Business Parks Inc.                                12,862
             2,150  Rayonier, Inc.                                        98,018
               950  Taubman Centers Inc.                                  39,587
                                                                 ---------------
                                                                         184,087
                                                                 ---------------
ROAD & RAIL - 1.7%
             2,269  Laidlaw International, Inc.                           61,717
                                                                 ---------------

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                               VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 3.0%
               315  Cymer, Inc.(2)                                        14,314
               672  LSI Logic Corp.(2)                                     7,768
             2,404  National Semiconductor Corp.                          66,927
             3,083  ON Semiconductor Corp.(2)                             22,383
                                                                 ---------------
                                                                         111,392
                                                                 ---------------
SOFTWARE - 1.1%
             1,609  BMC Software Inc.(2)                                  34,851
                29  McAfee Inc.(2)                                           706
               269  Sybase, Inc.(2)                                        5,681
                                                                 ---------------
                                                                          41,238
                                                                 ---------------
SPECIALTY RETAIL - 6.1%
               705  Barnes & Noble Inc.                                   32,606
             1,125  Dress Barn Inc.(2)                                    53,945
               868  Guess?, Inc.(2)                                       33,947
               697  Pantry Inc. (The)(2)                                  43,486
             1,351  Payless ShoeSource, Inc.(2)                           30,924
               994  Sonic Automotive, Inc.                                27,593
                                                                 ---------------
                                                                         222,501
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.7%
               700  Corus Bankshares Inc.                                 41,608
               830  Downey Financial Corp.                                55,859
                 4  Washington Mutual, Inc.                                  170
                                                                 ---------------
                                                                          97,637
                                                                 ---------------
TOBACCO - 0.7%
               523  Loews Corp. - Carolina Group                          24,722
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 1.4%
             2,352  UAP Holding Corp.                                     50,568
                                                                 ---------------
TOTAL COMMON STOCKS                                                    3,480,808
(Cost $3,315,139)                                                ---------------

TEMPORARY CASH INVESTMENTS - 4.5%
          $165,000  FNMA Discount Notes,
                    4.61%, 4/3/06(4)                                     164,958
                                                                 ---------------
(Cost $164,958)

TOTAL INVESTMENT SECURITIES - 99.4%                                    3,645,766
                                                                 ---------------
(Cost $3,480,097)

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT - (95.2)%                                      (3,491,756)
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - 95.8%                                   3,512,089
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $    3,666,099
                                                                 ===============

SECURITIES SOLD SHORT - (95.2)%
AEROSPACE & DEFENSE - (2.0)%
           (3,611)  Gencorp Inc.                                        (74,206)
                                                                 ---------------
AUTO COMPONENTS - (2.0)%
             (899)  American Axle & Manufacturing
                    Holdings, Inc.                                      (15,400)
           (4,146)  Cooper Tire & Rubber Co.                            (59,454)
                                                                 ---------------
                                                                        (74,854)
                                                                 ---------------
AUTOMOBILES - (0.1)%
             (125)  General Motors Corp.                                 (2,659)
                                                                 ---------------
BIOTECHNOLOGY - (0.8)%
             (278)  Amylin Pharmaceuticals, Inc.                        (13,608)
             (478)  ImClone Systems Inc.                                (16,262)
                                                                 ---------------
                                                                        (29,870)
                                                                 ---------------
CAPITAL MARKETS - (2.3)%
           (3,127)  Eaton Vance Corp.                                   (85,617)
                                                                 ---------------
CHEMICALS - (3.7)%
           (2,021)  du Pont (E.I.) de Nemours & Co.                     (85,306)
             (861)  Minerals Technologies Inc.                          (50,291)
                                                                 ---------------
                                                                       (135,597)
                                                                 ---------------
COMMERCIAL BANKS - (3.5)%
           (4,803)  South Financial Group Inc. (The)                   (125,598)
             (105)  TD Banknorth Inc.                                    (3,082)
                                                                 ---------------
                                                                       (128,680)
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - (0.2)%
             (132)  ABM Industries Inc.                                  (2,530)
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - (1.6)%
          (11,028)  Sonus Networks Inc.                                 (60,433)
                                                                 ---------------
COMPUTERS & PERIPHERALS - (1.4)%
           (9,893)  Sun Microsystems, Inc.                              (50,751)
                                                                 ---------------

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING - (0.7)%
             (495)  Owens-Illinois Inc.                                  (8,599)
           (1,234)  Smurfit-Stone Container Corp.                       (16,745)
                                                                 ---------------
                                                                        (25,344)
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - (2.0)%
             (833)  Block (H & R), Inc.                                 (18,035)
             (528)  Strayer Education, Inc.                             (53,993)
                                                                 ---------------
                                                                        (72,028)
                                                                 ---------------
ELECTRIC UTILITIES - (2.2)%
             (852)  IDACORP, Inc.                                       (27,707)
             (587)  Northeast Utilities                                 (11,464)
           (3,998)  Reliant Energy Inc.                                 (42,299)
                                                                 ---------------
                                                                        (81,470)
                                                                 ---------------
ELECTRICAL EQUIPMENT - (2.8)%
           (2,699)  American Power Conversion Corp.                     (62,374)
             (401)  Energy Conversion Devices Inc.                      (19,721)
           (1,248)  Evergreen Solar Inc.                                (19,219)
                                                                 ---------------
                                                                       (101,314)
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - (1.0)%
              (81)  FLIR Systems, Inc.                                   (2,301)
             (913)  Tektronix, Inc.                                     (32,603)
                                                                 ---------------
                                                                        (34,904)
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - (1.7)%
             (965)  National Oilwell Varco, Inc.                        (61,876)
                                                                 ---------------
FOOD & STAPLES RETAILING - (2.4)%
           (1,153)  Great Atlantic & Pacific Tea Co.                    (40,275)
           (1,385)  United Natural Foods Inc.                           (48,433)
                                                                 ---------------
                                                                        (88,708)
                                                                 ---------------
FOOD PRODUCTS - (0.9)%
              (39)  Bunge Ltd.                                           (2,172)
           (1,445)  ConAgra Foods, Inc.                                 (31,010)
                                                                 ---------------
                                                                        (33,182)
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - (2.8)%
             (138)  Arrow International Inc.                             (4,509)
           (1,334)  Cooper Companies, Inc. (The)                        (72,076)
             (327)  Intermagnetics General Corp.                         (8,191)
             (604)  Invacare Corp.                                      (18,760)
                                                                 ---------------
                                                                       (103,536)
                                                                 ---------------

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - (1.0)%
             (503)  Centene Corp.                                       (14,673)
             (181)  Covance Inc.                                        (10,633)
           (1,515)  Tenet Healthcare Corp.                              (11,181)
                                                                 ---------------
                                                                        (36,487)
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - (1.0)%
           (2,118)  Texas Roadhouse Inc. Cl A                           (36,197)
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - (0.6)%
           (4,826)  Dynegy Inc. Cl A                                    (23,165)
                                                                 ---------------
INSURANCE - (6.4)%
           (1,762)  Montpelier Re Holdings Ltd.                         (28,720)
           (2,242)  Universal American
                    Financial Corp.                                     (34,527)
             (196)  White Mountains Insurance
                    Group Ltd.                                         (116,522)
           (1,599)  Willis Group Holdings Ltd.                          (54,782)
                                                                 ---------------
                                                                       (234,551)
                                                                 ---------------
INTERNET & CATALOG RETAIL - (0.5)%
             (624)  Coldwater Creek Inc.                                (17,347)
                                                                 ---------------
IT SERVICES - (2.9)%
             (614)  Cognizant Technology
                    Solutions Corporation                               (36,527)
           (2,322)  Sapient Corp.                                       (17,717)
             (797)  SRA International, Inc. Cl A                        (30,071)
             (783)  Wright Express Corp.                                (21,963)
                                                                 ---------------
                                                                       (106,278)
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - (1.6)%
           (1,068)  Polaris Industries Inc.                             (58,270)
                                                                 ---------------
MACHINERY - (2.5)%
           (1,745)  AGCO Corp.                                          (36,192)
           (1,823)  Pall Corp.                                          (56,859)
                                                                 ---------------
                                                                        (93,051)
                                                                 ---------------
MEDIA - (6.5)%
           (5,333)  Gemstar/TV Guide
                    International Inc.                                  (16,479)
          (11,495)  Interpublic Group of
                    Companies, Inc.                                    (109,892)
           (2,393)  New York Times Co. (The) Cl A                       (60,567)
             (728)  Tribune Co.                                         (19,969)
           (1,388)  XM Satellite Radio
                    Holdings Inc. Cl A                                  (30,911)
                                                                 ---------------
                                                                       (237,818)
                                                                 ---------------
METALS & MINING - (2.8)%
           (1,002)  CARBO Ceramics Inc.                                 (57,024)

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
           (1,922)  Coeur d'Alene Mines Corporation                     (12,608)
             (668)  Oregon Steel Mills, Inc.                            (34,182)
                                                                 ---------------
                                                                       (103,814)
                                                                 ---------------
MULTILINE RETAIL - (1.0)%
             (163)  Family Dollar Stores, Inc.                           (4,336)
           (1,425)  Tuesday Morning Corp.                               (32,903)
                                                                 ---------------
                                                                        (37,239)
                                                                 ---------------
OFFICE MANAGEMENT - (4.1)%
           (4,545)  Cousins Properties Inc.                            (151,939)
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - (7.0)%
           (2,148)  Alpha Natural Resources, Inc.                       (49,705)
             (222)  Arch Coal Inc.                                      (16,859)
             (880)  ATP Oil & Gas Corp.                                 (38,641)
             (426)  Delta Petroleum Corp.                                (8,955)
             (702)  Houston Exploration Co.                             (36,995)
           (1,520)  Kinder Morgan Management LLC                        (66,880)
             (575)  Quicksilver Resources Inc.                          (22,229)
             (371)  Whiting Petroleum Corp.                             (15,207)
                                                                 ---------------
                                                                       (255,471)
                                                                 ---------------
PERSONAL PRODUCTS - (0.6)%
           (6,746)  Revlon Inc. Cl A                                    (21,317)
                                                                 ---------------
PHARMACEUTICALS - (5.1)%
             (306)  Bristol-Myers Squibb Co.                             (7,531)
           (2,857)  Medicines Company                                   (58,768)
           (1,880)  MGI Pharma Inc.                                     (32,900)
             (895)  Nektar Therapeutics                                 (18,240)
           (2,405)  Par Pharmaceutical
                    Companies Inc.                                      (67,773)
                                                                 ---------------
                                                                       (185,212)
                                                                 ---------------
REAL ESTATE - (4.1)%
             (546)  First Industrial Realty Trust Inc.                  (23,309)
           (2,557)  Forest City Enterprises Cl A                       (120,563)
             (124)  St. Joe Co. (The)                                    (7,791)
                                                                 ---------------
                                                                       (151,663)
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - (3.3)%
             (676)  Applied Micro Circuits Corp.                         (2,751)
             (150)  Cypress Semiconductor Corp.                          (2,543)
           (1,524)  International Rectifier Corp.                       (63,139)
           (4,205)  Skyworks Solutions, Inc.                            (28,552)
             (787)  Tessera Technologies Inc.                           (25,247)
                                                                 ---------------
                                                                       (122,232)
                                                                 ---------------

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
SOFTWARE - (1.4)%
           (1,309)  Activision, Inc.                                    (18,051)
             (366)  Quality Systems Inc.                                (12,115)
           (1,076)  Take-Two Interactive
                    Software, Inc.                                      (20,078)
                                                                 ---------------
                                                                        (50,244)
                                                                 ---------------
SPECIALTY RETAIL - (4.1)%
              (69)  Borders Group Inc.                                   (1,741)
             (659)  Foot Locker, Inc.                                   (15,737)
             (810)  Limited Brands, Inc.                                (19,813)
           (1,043)  OfficeMax Inc.                                      (31,467)
           (3,393)  Pier 1 Imports, Inc.                                (39,393)
           (1,764)  Urban Outfitters Inc.                               (43,289)
                                                                 ---------------
                                                                       (151,440)
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - (1.6)%
             (858)  Fossil Inc.                                         (15,942)
           (2,965)  Quiksilver, Inc.                                    (41,095)
                                                                 ---------------
                                                                        (57,037)
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - (1.6)%
           (3,174)  Brookline Bancorp, Inc.                             (49,165)
             (349)  Capitol Federal Financial                           (11,273)
                                                                 ---------------
                                                                        (60,438)
                                                                 ---------------
TOBACCO - (0.5)%
             (518)  Universal Corp.                                     (19,047)
                                                                 ---------------
WATER UTILITIES - (0.9)%
           (1,220)  Aqua America Inc.                                   (33,940)
                                                                 ---------------
TOTAL SECURITIES SOLD SHORT - (95.2)%                             $  (3,491,756)
                                                                 ===============
(Proceeds $3,390,756)

NOTES TO FINANCIAL STATEMENTS
FNMA = Federal National Mortgage Association
(1) Securities are pledged with brokers as collateral for securities sold short.
(2) Non-income producing.
(3) Industry is less than 0.05% of net assets.
(4) The rate indicated is the yield to maturity at purchase.

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $ 3,480,097
                                                                 ===============
Gross tax appreciation of investments                               $   261,671
Gross tax depreciation of investments                                   (96,002)
                                                                 ---------------
Net tax appreciation of investments                                     165,669
                                                                 ---------------
Net tax depreciation of securities sold short                          (101,000)
                                                                 ---------------
Net tax appreciation                                                $    64,669
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

By:      /s/ William M. Lyons
         ---------------------------------------------
         Name:   William M. Lyons
         Title:  President

Date:    May 25, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/ William M. Lyons
         ---------------------------------------------
         Name:   William M. Lyons
         Title:  President
                 (principal executive officer)

Date:    May 25, 2006

By:      /s/  Maryanne L. Roepke
         ---------------------------------------------
         Name:   Maryanne L. Roepke
         Title:  Sr. Vice President, Treasurer, and
                 Chief Financial Officer
                 (principal financial officer)

Date:    May 25, 2006